Debt (Schedule Of Company's Debt Maturities) (Details) (USD $) In Thousands, unless otherwise specified	Jan. 31, 2012
Debt Disclosure [Abstract]
2013	$ 8,423
2014	6,624
2015	6,735
2016	6,706
2017	6,771
2018 and thereafter	567,000
Total debt	$ 602,259